Financial Assets and Liabilities - Summary of Net Debt Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Abstract]
Cash Flows	$ 14,512
Liabilities from financing activities, Leases	3,427
Liabilities from financing activities, Sub-total	(8,081)
Liabilities from financing activities, Sub-total	9,858
Net increase/(decrease) in cash and cash equivalents	(75,884)	$ 6,138	$ 77,406
Cash Flows, Total	(66,026)
Remeasurement adjustments	(382)
Remeasurement adjustments, Warrants	5,896
Remeasurement adjustments	5,514
Other Changes	(17,748)
Increase decrease in borrowing liabilities classified as financing activities	(16,519)
Increase (decrease)in lease liabilities arising from financing activities	(1,229)
Acquisition – leases	(1,463)
Increase (decrease) in acquisition of lease liabilities arising from financing activities	(1,463)
Foreign exchange adjustments	(550)	1,415	1,496
Foreign exchange adjustments, Leases	244
Foreign exchange adjustments, Sub-total	244
Foreign exchange adjustments	(306)
Net Debt as at June 30, 2022	48,643	(31,386)
Borrowings	(96,634)	(94,245)
Leases	(10,271)	(11,250)
Warrant liability	(2,185)
Liabilities from financing activities, Sub-total	(109,090)	(105,495)
Cash and cash equivalents	60,447	136,881	$ 129,328	$ 50,426
Borrowings	(96,634)	(94,245)
Leases	(10,271)	(11,250)
Sub-total	109,090	105,495
Net Debt	$ (48,643)	$ 31,386